Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

    October 26, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Pioneer Core Trust I

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Pioneer Core Trust I, a Delaware statutory trust (the “Trust”), we are hereby filing an initial registration statement for the Trust on Form N-1A under the Investment Company Act of 1940, as amended (the “Registration Statement”). The Registration Statement relates to Pioneer High Income Municipal Portfolio, which is a master fund in a master-feeder investment structure.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions relating to the filings.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz